Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 3,875	$ 3,457	$ 3,424
Other comprehensive income (loss):
Net cash flow hedges, net of income tax	3	(9)	(1)
Pension liability adjustment, net of income tax	(12)	(20)	(7)
Comprehensive income	3,866	3,428	3,416
Comprehensive loss attributable to noncontrolling interest	2	4	3
Comprehensive income attributable to CVS Caremark	$ 3,868	$ 3,432	$ 3,419